Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2022	Feb. 20, 2023	Jun. 30, 2022
Document Information [Line Items]
Entity Registrant Name	Universal Biosensors, Inc.
Document Type	10-K
Document, Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Document, Transition Report	false
Entity, File Number	000-52607
Entity, Incorporation, State or Country Code	DE
Entity, Tax Identification Number	98-0424072
Entity, Address, Address Line One	1 Corporate Avenue,
Entity, Address, City or Town	Rowville
Entity, Address, Postal Zip Code	3178
Entity, Address, Address Line Two	Victoria
Entity, Address, Country	AU
City Area Code	61
Local Phone Number	3 9213 9000
Entity, Well-known Seasoned Issuer	No
Entity, Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity, Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity, Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Entity, Public Float			$ 39,257,914
Entity, Common Stock Shares, Outstanding		212,369,435
dei_AuditorFirmId	1379
dei_AuditorName	PricewaterhouseCoopers
dei_AuditorLocation	Melbourne, Australia
Amendment Flag	false
Entity Central Index Key	0001279695